Pay vs Performance Disclosure - USD ($)	12 Months Ended				48 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023
Pay vs Performance Disclosure
Company Selected Measure Name					Adjusted EBITDA(5)
Peer Group Issuers, Footnote

Companies Included in the 2023 Compensation Peer Group(a)
Aris Water Solutions, Inc.	Nine Energy Service, Inc.
Core Laboratories N.V.	Newpark Resources, Inc.
Dril-Quip Inc.	Oil States International, Inc.
Forum Energy Technologies, Inc.	Ranger Energy Services, Inc.
Flotek Industries, Inc.	Mammoth Energy Services, Inc.
Hawkins Inc.	Select Energy Services, Inc.
KLX Energy Services Holdings, Inc.	Expro Group Holdings N.V.
National Energy Services Reunited

Companies Included in the 2022 Compensation Peer Group(a)
Core Laboratories N.V.	Expro Group Holdings N.V.
Flotek Industries, Inc.	Forum Energy Technologies, Inc.
Mammoth Energy Services, Inc.	Newpark Resources, Inc.
National Energy Services Reunited	Nine Energy Service, Inc.
Oil States International, Inc.	Patterson-UTI Energy, Inc.
Precision Drilling Corporation	Ranger Energy Services, Inc.
RPC, Inc.	Select Energy Services, Inc.
Tidewater, Inc.	U.S. Silica Holdings, Inc.
U.S. Well Services, Inc.

Companies Included in the 2021 Compensation Peer Group(a)
Archrock, Inc.	ChampionX Corporation
Exterran Corporation	Forum Energy Technologies, Inc.
Liberty Oilfield Services Inc.	Newpark Resources, Inc.
Oil States International, Inc.	Patterson-UTI Energy, Inc.

Companies Included in the 2021 Compensation Peer Group(a)
Precision Drilling Corporation	RPC, Inc.
Select Energy Services, Inc.	USA Compression Partners, LP

Companies Included in the 2020 Compensation Peer Group(a)
Apergy Corporation	Diamond Offshore Drilling, Inc.
Forum Energy Technologies, Inc.	FTS International, Inc.
Hunting PLC	Newpark Resources, Inc.
Noble Corporation PLC	Oil States International, Inc.
RPC, Inc.	Select Energy Services, Inc.
USA Compression Partners, LP

Changed Peer Group, Footnote

Companies Included in the 2023 Peer Group & Changes vs. 2022 Peer Group
Company	Reason for Change	Comparison of TETRA’s Cumulative TSR with that of both the Newly Selected 2023 Peer Group and the 2022 Peer Group
Aris Water Solutions, Inc.	Added based on similarity of service offerings and comparable size.	TETRA Cumulative TSR as of 12/31/2023: $230.61 Cumulative TSR of Newly Selected 2023 Peer Group as of 12/31/2023: $59.61 Cumulative TSR of 2022 Peer Group as of 12/31/2023: $83.04
Core Laboratories N.V.	No change.
Dril-Quip Inc.	Added based on similarity of service offerings and comparable size.
Expro Group Holdings N.V.	No change.
Forum Energy Technologies, Inc.	No change.
Flotek Industries, Inc.	No change.
Hawkins Inc.	Added based on similarity of service offerings and comparable size.
KLX Energy Services Holdings	Added based on similarity of service offerings and comparable size.
Mammoth Energy Services, Inc.	No change.
National Energy Services Reunited	No change.
Nine Energy Service, Inc.	No change.
Newpark Resources, Inc.	No change.
Oil States International, Inc.	No change.
Patterson-UTI Energy, Inc.	Removed due to lack of size comparability.
Precision Drilling Corporation	Removed due to lack of size comparability.
Ranger Energy Services, Inc.	No change.
RPC, Inc.	Removed due to lack of size comparability.
Select Energy Services, Inc.	No change.
Tidewater, Inc.	Removed in favor of companies with more similar service offerings.
U.S. Silica Holdings, Inc.	Removed in favor of companies with more similar service offerings.
U.S. Well Services, Inc.	Removed to due acquisition in November 2022.

Companies Included in the 2022 Peer Group & Changes vs. 2021 Peer Group
Company	Reason for Change	Comparison of TETRA’s Cumulative TSR with that of both the Newly Selected 2022 Peer Group and the 2021 Peer Group
Archrock, Inc.	Removed due to our sale of the CSI Compressco LP subsidiary in 2021 (compression was no longer a comparable service offering).	TETRA Cumulative TSR as of 12/31/2022: $176.53 Cumulative TSR of Newly Selected 2022 Peer Group as of 12/31/2022: $96.40 Cumulative TSR of 2021 Peer Group as of 12/31/2022: $114.27
ChampionX Corporation	Removed due to lack of size comparability.
Core Laboratories N.V.	Added based on similarity of service offerings and comparable size.
Exterran Corporation	Removed due to our sale of the CSI Compressco LP subsidiary in 2021 (compression was no longer a comparable service offering).
Expro Group Holdings N.V.	No change.
Flotek Industries, Inc.	Added based on similarity of service offerings and comparable size.
Forum Energy Technologies, Inc.	No change.
Liberty Oilfield Services Inc.	Removed in favor of companies with more similar service offerings.
Mammoth Energy Services, Inc.	Added based on similarity of service offerings and comparable size.
National Energy Services Reunited	Added based on similarity of service offerings and comparable size.
Newpark Resources, Inc.	No change.
Nine Energy Service, Inc.	Added based on similarity of service offerings and comparable size.
Oil States International, Inc.	No change.
Patterson-UTI Energy, Inc.	No change.
Precision Drilling Corporation	No change.
Ranger Energy Services, Inc.	Added based on similarity of service offerings and comparable size.
RPC, Inc.	No change.
Select Energy Services, Inc.	No change.
Tidewater, Inc.	Added based on similarity of service offerings and comparable size.
U.S. Silica Holdings, Inc.	Added based on similarity of service offerings and comparable size.
U.S. Well Services, Inc.	Added based on similarity of service offerings and comparable size.
USA Compression Partners, LP	Removed due to our sale of the CSI Compressco LP subsidiary in 2021 (compression was no longer a comparable service offering).

Companies Included in the 2021 Peer Group & Changes vs. 2020 Peer Group
Company	Reason for Change	Comparison of TETRA’s Cumulative TSR with that of both the Newly Selected 2021 Peer Group and the 2020 Peer Group
Apergy Corporation	Removed due to merger with ChampionX in 2020.	TETRA Cumulative TSR as of 12/31/2021: $140.82 Cumulative TSR of Newly Selected 2021 Peer Group as of 12/31/2021: $69.43 Cumulative TSR of 2020 Peer Group as of 12/31/2021: $43.88
Archrock, Inc.	Added based on similarity of service offerings and comparable size.
ChampionX Corporation	Added based on similarity of service offerings and comparable size.
Diamond Offshore Drilling, Inc.	Removed due to April 2020 delisting.
Exterran Corporation	Added based on similarity of service offerings and comparable size.
Forum Energy Technologies, Inc.	No change.
FTS International, Inc.	Removed due to lack of size comparability.
Hunting PLC	Removed due to lack of geographical comparability.
Liberty Oilfield Services Inc.	Added based on similarity of service offerings and comparable size.
Newpark Resources, Inc.	No change.
Noble Corporation PLC	Removed due to mid-year 2020 bankruptcy.
Oil States International, Inc.	No change.
Patterson-UTI Energy, Inc.	Added based on similarity of service offerings and comparable size.
Precision Drilling Corporation	Added based on similarity of service offerings and comparable size.
RPC, Inc.	No change.
Select Energy Services, Inc.	No change.
USA Compression Partners, LP	No change.

PEO Total Compensation Amount	$ 5,110,924	$ 5,014,482	$ 4,253,926	$ 1,915,532
PEO Actually Paid Compensation Amount	$ 6,192,374	$ 6,244,365	$ 6,787,743	$ 412,323
Adjustment To PEO Compensation, Footnote

Adjustments	2023
	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2023	$(1,298,177)	$(458,096)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2023 that remain unvested as of year-end 2023, determined as of 12/31/2023	1,556,435	509,889
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2023, determined based on change in ASC 718 Fair Value from 12/31/2022 to 12/31/2023	359,236	73,322
Increase/deduction for awards granted during prior fiscal years that vested during 2023, determined based on change in ASC 718 Fair Value from 12/31/2022 to Vesting Date	463,956	94,740
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2023, determined as of 12/31/2022	—	(12,103)
Total Adjustments	$1,081,450	$207,752

Adjustments	2022
	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2022	$(1,275,156)	$(285,344)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2022 that remain unvested as of year-end 2022, determined as of 12/31/2022	1,598,565	357,714
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to 12/31/2022	256,191	58,988
Increase/deduction for awards granted during prior fiscal years that vested during 2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to Vesting Date	650,283	89,026
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2022, determined as of 12/31/2021	—	(28,548)
Total Adjustments	$1,229,883	$191,836

Adjustments	2021
	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2021	$(1,975,810)	$(471,773)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2021 that remain unvested as of year-end 2021, determined as of 12/31/2021	1,838,522	409,071
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to 12/31/2021	1,445,018	208,955

Adjustments	2021
	CEO	Average of Other NEOs
Increase/deduction for awards granted during prior fiscal years that vested during 2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to Vesting Date	1,226,087	351,332
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2021, determined as of 12/31/2020	—	—
Total Adjustments	$2,533,817	$497,585

Adjustments	2020
	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2021	$(1,286,609)	$(266,834)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2020 that remain unvested as of year-end 2020, determined as of 12/31/2020	734,150	154,059
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2020, determined based on change in ASC 718 Fair Value from 12/31/2019 to 12/31/2020	(763,920)	(129,725)
Increase/deduction for awards granted during prior fiscal years that vested during 2020, determined based on change in ASC 718 Fair Value from 12/31/2019 to Vesting Date	(186,830)	(96,153)
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2020, determined as of 12/31/2019	—	(2,269)
Total Adjustments	$(1,503,209)	$(340,922)

Non-PEO NEO Average Total Compensation Amount	$ 1,683,630	$ 1,510,964	$ 1,394,934	$ 655,236
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,891,382	$ 1,702,800	$ 1,892,519	$ 314,315
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments	2023
	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2023	$(1,298,177)	$(458,096)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2023 that remain unvested as of year-end 2023, determined as of 12/31/2023	1,556,435	509,889
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2023, determined based on change in ASC 718 Fair Value from 12/31/2022 to 12/31/2023	359,236	73,322
Increase/deduction for awards granted during prior fiscal years that vested during 2023, determined based on change in ASC 718 Fair Value from 12/31/2022 to Vesting Date	463,956	94,740
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2023, determined as of 12/31/2022	—	(12,103)
Total Adjustments	$1,081,450	$207,752

Adjustments	2022
	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2022	$(1,275,156)	$(285,344)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2022 that remain unvested as of year-end 2022, determined as of 12/31/2022	1,598,565	357,714
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to 12/31/2022	256,191	58,988
Increase/deduction for awards granted during prior fiscal years that vested during 2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to Vesting Date	650,283	89,026
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2022, determined as of 12/31/2021	—	(28,548)
Total Adjustments	$1,229,883	$191,836

Adjustments	2021
	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2021	$(1,975,810)	$(471,773)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2021 that remain unvested as of year-end 2021, determined as of 12/31/2021	1,838,522	409,071
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to 12/31/2021	1,445,018	208,955

Adjustments	2021
	CEO	Average of Other NEOs
Increase/deduction for awards granted during prior fiscal years that vested during 2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to Vesting Date	1,226,087	351,332
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2021, determined as of 12/31/2020	—	—
Total Adjustments	$2,533,817	$497,585

Adjustments	2020
	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2021	$(1,286,609)	$(266,834)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2020 that remain unvested as of year-end 2020, determined as of 12/31/2020	734,150	154,059
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2020, determined based on change in ASC 718 Fair Value from 12/31/2019 to 12/31/2020	(763,920)	(129,725)
Increase/deduction for awards granted during prior fiscal years that vested during 2020, determined based on change in ASC 718 Fair Value from 12/31/2019 to Vesting Date	(186,830)	(96,153)
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2020, determined as of 12/31/2019	—	(2,269)
Total Adjustments	$(1,503,209)	$(340,922)

Compensation Actually Paid vs. Total Shareholder Return					TETRA’s cumulative TSR significantly outperformed our peers in this four-year period, as illustrated by the following graph:
Compensation Actually Paid vs. Net Income					Changes in compensation actually paid to our CEO and average compensation actually paid to our other NEOs align directionally with changes in net income from 2020 through 2023, as illustrated by the following graph:
Compensation Actually Paid vs. Company Selected Measure					Increases in compensation actually paid to our CEO and average compensation actually paid to our other NEOs in 2021 (compared to 2020) precede increases in adjusted EBITDA in 2022 and 2023, as illustrated by the following graph:
Tabular List, Table
The following financial performance measures represent the most important financial performance measures used to link compensation actually paid to each NEO and our company performance for 2023:

Adjusted EBITDA
RONCE (EBIT)
Revenues
Adjusted Free Cash Flow
Adjusted EBITDA Margins
RTSR

Total Shareholder Return Amount	$ 230.61	$ 176.53	$ 140.82	$ 43.88
Peer Group Total Shareholder Return Amount	59.61	96.40	69.43	53.89
Net Income (Loss)	$ 25,784,000	$ 7,839,000	$ 103,333,000	$ (51,143,000)
Company Selected Measure Amount	106,834,000	78,111,000	50,050,000	49,137,000
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,081,450	$ 1,229,883	$ 2,533,817	$ (1,503,209)
PEO | Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table for the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,298,177)	(1,275,156)	(1,975,810)	(1,286,609)
PEO | Increase/deduction based on ASC 718 Fair Value of awards granted during current year that remain unvested as of year-end, determined as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,556,435	1,598,565	1,838,522	734,150
PEO | Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of year end, determined based on change in ASC 718 Fair Value from prior year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	359,236	256,191	1,445,018	(763,920)
PEO | Increase/deduction for awards granted during prior fiscal years that vested during current year, determined based on change in ASC 718 Fair Value from prior year-end to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	463,956	650,283	1,226,087	(186,830)
PEO | Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during current year, determined as of prior year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	207,752	191,836	497,585	(340,922)
Non-PEO NEO | Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table for the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(458,096)	(285,344)	(471,773)	(266,834)
Non-PEO NEO | Increase/deduction based on ASC 718 Fair Value of awards granted during current year that remain unvested as of year-end, determined as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	509,889	357,714	409,071	154,059
Non-PEO NEO | Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of year end, determined based on change in ASC 718 Fair Value from prior year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	73,322	58,988	208,955	(129,725)
Non-PEO NEO | Increase/deduction for awards granted during prior fiscal years that vested during current year, determined based on change in ASC 718 Fair Value from prior year-end to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,740	89,026	351,332	(96,153)
Non-PEO NEO | Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during current year, determined as of prior year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,103)	$ (28,548)	$ 0	$ (2,269)